Restricted Cash	12 Months Ended
Dec. 31, 2017
Restricted Cash [Abstract]
Restricted Cash
RESTRICTED CASH

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Consolidated Balance Sheets. As of December 31, 2017 and 2016, restricted cash consisted of the following (in millions):

	December 31,
	2017	2016
Current restricted cash
Liquefaction Project	$544	$358
CQP and cash held by guarantor subsidiaries	1,045	247
Total current restricted cash	$1,589	$605